Operating Leases - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases
Current operating lease liabilities	¥ 139,787	$ 19,989	¥ 183,373
Non-current operating lease liabilities	261,257	$ 37,359	377,717
Total operating lease liabilities	¥ 401,044		¥ 561,090